Gold Prepay Loan - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 04, 2020 USD ($) oz $ / oz	Sep. 30, 2016 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Jun. 30, 2020 oz
Disclosure of detailed information about financial instruments [line items]
Increase in principal of gold prepay loan | $			$ 15,500	$ 0
Gold, delivery commitment, quantity to be received	2,450	2,450	10,000		1,000
Financial instrument, interest rate		6.50%
Gold, delivery commitment, quantity committed			16,900
Gold, average sales price per ounce, upper limit threshold | $ / oz	1,650
Gold, decrease in delivery commitment, quantity to be received	100
Gold, average sales price per ounce, lower limit threshold | $ / oz	1,350
Gold, increase in delivery commitment, quantity to be received	100
Premier Gold Mines Limited
Disclosure of detailed information about financial instruments [line items]
Increase in principal of gold prepay loan | $	$ 15,500	$ 42,200